SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Sep. 15, 2024	Sep. 26, 2024	Jun. 30, 2024
ATM Sales Agreement | Class A Ordinary Shares
Subsequent Event [Line Items]
Number of shares issued under agreements (in shares)			54,938
Net proceeds from shares issued under agreements			$ 293
Subsequent Event | Securities Purchase Agreements
Subsequent Event [Line Items]
Number of warrants issued under agreements (in shares)	3,639,893
Price per share of warrants issued under agreements (in USD per share)	$ 0.001
Subsequent Event | Securities Purchase Agreements | Pre-Funded Warrant
Subsequent Event [Line Items]
Price per share of warrants issued under agreements (in USD per share)	$ 4.121
Subsequent Event | Securities Purchase Agreements | Class A Ordinary Shares
Subsequent Event [Line Items]
Number of shares issued under agreements (in shares)	7,362,930
Price per share of shares issued under agreements (in USD per share)	$ 4.122
Net proceeds from shares issued under agreements	$ 45,135
Subsequent Event | ATM Sales Agreement | Class A Ordinary Shares
Subsequent Event [Line Items]
Number of shares issued under agreements (in shares)		253,485
Net proceeds from shares issued under agreements		$ 1,270